UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SOLE MEMBER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     August 07, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $47,120 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       3222   128898          DEFINED                  3222
ARAMARK CORP                   CL B             38521100      4304   130000          DEFINED                  4304
BAIRNCO CORP                   COM              57097107       305    25993          DEFINED                   305
CONSTELLATION ENERGY GRP INC   COM              210371100     6106   112000          DEFINED                  6106
DAVE & BUSTER'S INC.           COM              23833N104     2772   139900          DEFINED                  2772
DHB INDUSTRIES INC             COM              23321E103       63    40000          DEFINED                    63
HOUSTON EXPLORATION CO         COM              442120101     1469    24000          DEFINED                  1469
INTRAWEST CORP                 COM NEW          460915200     1274    40000          DEFINED                  1274
KINDER MORGAN INC              COM              49455P101     2997    30000          DEFINED                  2997
MAVERICK TUBE CORP             COM              577914104     4486    71000          DEFINED                  4486
MICHAELS STORES INC            COM              594087108     2309    56000          DEFINED                  2309
NORTH FORK BANCORP INC         COM              659424105      543    18000          DEFINED                   543
PHELPS DODGE CORP              COM              717265102     3286    40000          DEFINED                  3286
PUBLIC SVC ENTRPS GROUP INC    COM              744573106     2642    39960          DEFINED                  2642
PW EAGLE INC                   COM              69366Y108     1051    34752          DEFINED                  1051
TRIBUNE CO                     COM              896047107     3243   100000          DEFINED                  3243
UNIVISION COMMUNICATION INC    CL A             914906102     7048   210400          DEFINED                  7048